Impairment - Impairment in Respect of (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
In respect of:
Total impairment charged	£ 3,829	£ 717	£ 579	£ 1,296
Other assets
In respect of:
Total impairment charged	13	5
Drawn balance
In respect of:
Total impairment charged	3,499	713	599	£ 1,312
Loan commitments and financial guarantees
In respect of:
Total impairment charged	324	4	(19)
Financial assets at amortised cost
In respect of:
Impairment loss on financial assets	3,486	708	599
Financial assets at amortised cost | Loans and advances to banks
In respect of:
Impairment loss on financial assets	21	(1)	1
Financial assets at amortised cost | Loans and advances to customers
In respect of:
Impairment loss on financial assets	3,464	£ 709	598
Financial assets at amortised cost | Debt securities
In respect of:
Impairment loss on financial assets	1
Financial assets at FVOCI
In respect of:
Total impairment charged	£ 6		£ (1)